Exhibit 99.5 Schedule 5

Marketing ID	Loan ID	Seller Loan ID	Investor Loan ID	Field Name	Verified Value	Bid Tape Value
869	XX		XX	Qualifying Total Debt Income Ratio	42.34	39.86
868	XX		XX	Qualifying Total Debt Income Ratio	44.35	40.17